Stock-based Activity (Detail 2) - 6 months ended Jun. 30, 2015 - $ / shares	Total
Restricted stock grants
Nonvested at beginning of period
Granted	2,180,850
Vested
Forfeited
Nonvested at end of period	2,180,850
Weighted average grant date fair value
Nonvested at beginning of period
Granted	$ 2.30
Vested
Forfeited
Nonvested at end of period	$ 2.30